UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 02/28/2010

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2010 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)		Value

Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.46%, 11/25/35 (a)		USD	477	$420,471
Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.26%, 5/15/13 (a)			575	571,035
Chase Funding Mortgage Loan Asset- Backed Certificates, Series 2004-2, Class 2A2, 0.48%, 2/25/35 (a)			323	291,377
Chase Issuance Trust, Series 2007-A9, Class A, 0.26%, 6/16/14 (a)			2,200	2,184,291
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33 (a)			519	506,929
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 2/25/36 (a)			700	391,337
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.49%, 10/25/35 (a)			218	202,413
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR2, Class A2, 0.38%, 3/25/36 (a)			561	512,023
Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.50%, 5/25/31 (a)(b)			521	243,747

Total Asset-Backed Securities – 3.5%				5,323,623

Common Stocks		Shares

Media — 0.1%
Dex One Corp. (c)			2,135	63,623

Common Stocks		Shares		Value

Media (concluded)
Charter Communications, Inc. (c)			532	$15,827

Total Common Stocks – 0.1%				79,450

Corporate Bonds		Par (000)

Air Freight & Logistics — 0.1%
CEVA Group Plc, 10.00%, 9/01/14 (b)	USD		200	200,000

Beverages — 0.1%
CEDC Finance Corp., International, Inc., 9.13%, 12/01/16 (b)			100	104,500

Biotechnology — 0.3%
PDL BioPharma, Inc., 2.75%, 8/16/23 (d)			260	302,250
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16 (b)			100	100,500

				402,750

Capital Markets — 3.0%
The Bear Stearns Cos., Inc., Series B, 4.55%, 6/23/10			100	101,090
Cantor Fitzgerald LP, 7.88%, 10/15/19 (b)			400	406,342
Deutsche Bank AG, 4.88%, 5/20/13			700	752,677
The Goldman Sachs Group, Inc., 6.75%, 10/01/37			500	484,783
Lazard Group LLC, 6.85%, 6/15/17			1,000	1,015,667
Lehman Brothers Holdings, Inc., 6.88%, 5/02/18 (c)(e)			1,000	230,000
Merrill Lynch & Co., Inc., 6.88%, 4/25/18			700	737,554
Morgan Stanley, 6.00%, 4/28/15			300	320,451
UBS AG, Series DPNT, 5.88%, 12/20/17			500	520,905

				4,569,469

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
USD	US Dollar

FDP SERIES, INC.	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Chemicals — 0.3%
Huntsman International LLC, 7.88%, 11/15/14	USD	200	$194,000
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		100	65,000
RPM International, Inc., 6.25%, 12/15/13		50	55,031
RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	220,000

			534,031

Commercial Banks — 2.1%
Barclays Bank Plc, 5.13%, 1/08/20		500	490,944
Compass Bank, 6.40%, 10/01/17		800	801,353
Discover Bank, 8.70%, 11/18/19		400	431,567
European Investment Bank, 6.50%, 9/10/14	NZD	117	85,651
HSBC Holdings Plc, 6.50%, 9/15/37	USD	400	410,384
HSBK Europe BV, 7.25%, 5/03/17		400	370,000
Regions Financial Corp., 0.45%, 6/26/12 (a)		200	179,370
Royal Bank of Scotland Group Plc, 6.40%, 10/21/19		500	502,697

			3,271,966

Commercial Services & Supplies — 0.2%
Johnson Diversey Holdings, Inc., 10.50%, 5/15/20 (b)		100	104,000
RSC Equipment Rental, Inc., 9.50%, 12/01/14		200	193,500

			297,500

Communications Equipment — 0.1%
Viasat, Inc., 8.88%, 9/15/16 (b)		100	101,750

Consumer Finance — 0.4%
Capital One Financial Corp., 7.38%, 5/23/14		100	114,634
Ford Motor Credit Co. LLC, 9.88%, 8/10/11		250	262,254
Ford Motor Credit Co. LLC, 7.50%, 8/01/12		200	200,838
Ford Motor Credit Co. LLC, 8.13%, 1/15/20		100	99,853

			677,579

Containers & Packaging — 0.2%
Ball Corp., 7.38%, 9/01/19		100	103,750
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		100	103,250
Solo Cup Co., 8.50%, 2/15/14		100	95,000

			302,000

Corporate Bonds		Par (000)	Value

Diversified Financial Services — 1.0%
Citigroup, Inc., 5.00%, 9/15/14	USD	400	$397,792
GMAC, Inc., 6.88%, 9/15/11		150	150,000
GMAC, Inc., 6.88%, 8/28/12		200	198,000
GMAC, Inc., 8.00%, 12/31/18		100	92,500
General Electric Capital Corp., 1.23%, 10/21/10 (a)		72	72,038
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	523,128
Svensk Exportkredit AB, 7.63%, 6/30/14	NZD	35	26,417

			1,459,875

Diversified Telecommunication Services — 1.1%
AT&T Inc., 5.80%, 2/15/19	USD	500	534,779
Telecom Italia Capital SA, 4.95%, 9/30/14		250	260,969
Telecom Italia Capital SA, 7.00%, 6/04/18		500	548,329
Verizon New York, Inc., Series A, 6.88%, 4/01/12		300	328,866
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	109,181

			1,782,124

Energy Equipment & Services — 0.5%
Cie Generale de Geophysique- Veritas, 9.50%, 5/15/16		100	105,250
Weatherford International Ltd., 7.00%, 3/15/38		600	626,512

			731,762

Food & Staples Retailing — 0.6%
CVS Caremark Corp., 5.75%, 6/01/17		300	323,552
The Kroger Co., 6.15%, 1/15/20		500	544,725
Rite Aid Corp., 9.75%, 6/12/16		100	106,750

			975,027

Food Products — 1.0%
Bunge Ltd. Finance Corp., 5.88%, 5/15/13		300	319,036
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	413,950
JBS USA LLC, 11.63%, 5/01/14 (b)		150	169,500
Kraft Foods, Inc., 5.38%, 2/10/20		800	827,668

			1,730,154

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.00%, 1/15/20		300	299,058

2	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Providers & Services — 1.4%
Coventry Health Care, Inc., 6.30%, 8/15/14	USD	750	$764,788
HCA, Inc., 9.63%, 11/15/16 (f)		250	267,500
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	914,735
US Oncology, Inc., 9.13%, 8/15/17		150	155,625

			2,102,648

Hotels Restaurants & Leisure — 0.9%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		300	311,250
MGM Mirage, 6.63%, 7/15/15		250	197,500
NCL Corp. Ltd., 11.75%, 11/15/16 (b)		200	207,500
Pinnacle Entertainment, Inc., 7.50%, 6/15/15		150	124,125
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16		200	195,000
Starwood Hotels & Resorts Worldwide, Inc., 7.15%, 12/01/19		200	201,000
Station Casinos, Inc., 6.88%, 3/01/16 (c)(e)		150	780
Station Casinos, Inc., 7.75%, 8/15/16 (c)(e)		100	14,500
Universal City Development Partners
Ltd., 10.88%, 11/15/16 (b)		100	103,500

			1,355,155

Household Durables — 0.2%
Jarden Corp., 7.50%, 5/01/17		150	150,750
Norcraft Cos LP, 10.50%, 12/15/15 (b)		100	103,500

			254,250

IT Services — 0.3%
SunGard Data Systems, Inc., 9.13%, 8/15/13		100	102,375
SunGard Data Systems, Inc., 10.25%, 8/15/15		150	155,625
VeriFone Holdings, Inc., 1.38%, 6/15/12 (b)(d)		285	254,006

			512,006

Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc., 7.25%, 2/01/14		200	201,500
NRG Energy, Inc., 7.38%, 2/01/16		100	98,625
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15		300	224,220

			524,345

Industrial Conglomerates — 0.0%
Hutchison Whampoa International, 7.45%, 11/24/33 (b)		50	57,160

Insurance — 0.3%
Aflac, Inc., 8.50%, 5/15/19		100	118,166

Corporate Bonds	Par (000)		Value

Insurance (concluded)
PRICOA Global Funding I, 5.45%, 6/11/14 (b)	USD	300	$326,327

			444,493

Machinery — 0.3%
Case New Holland, Inc., 7.13%, 3/01/14		200	200,000
RBS Global, Inc., 9.50%, 8/01/14		200	202,500

			402,500

Media — 2.3%
Charter Communications, LLC Holdings II, 13.50%, 11/30/16		147	173,261
Comcast Corp., 6.30%, 11/15/17		650	719,450
Intelsat Bermuda Ltd., 11.25%, 6/15/16		250	266,875
Lamar Media Corp., 9.75%, 4/01/14		150	162,750
News America, Inc., 7.25%, 5/18/18		400	463,743
Sinclair Television Group, Inc., 9.25%, 11/01/17 (b)		200	207,500
Time Warner Cable, Inc., 6.75%, 7/01/18		700	782,900
UPC Germany GmbH, 9.63%, 12/01/19 (b)	EUR	100	137,527
Viacom, Inc., 6.13%, 10/05/17		500	548,926
WMG Acquisition Corp., 9.50%, 6/15/16 (b)	USD	150	157,500

			3,620,432

Metals & Mining — 0.1%
Novelis, Inc., 7.25%, 2/15/15		100	92,750

Multi-Utilities — 1.4%
Ameren Corp., 8.88%, 5/15/14		100	116,384
CenterPoint Energy, Inc., 7.25%, 9/01/10		75	77,039
CenterPoint Energy, Inc., 6.50%, 5/01/18		1,050	1,118,696
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	212,290
Dominion Resources, Inc., 6.40%, 6/15/18		600	668,700

			2,193,109

Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Finance Corp., 9.38%, 12/01/17 (b)		100	102,000
Canadian Natural Resources, Ltd., 5.90%, 2/01/18		500	540,506
Chesapeake Energy Corp., 6.63%, 1/15/16		250	241,250
Enogex LLC, 6.25%, 3/15/20 (b)		400	405,561
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)		200	189,500
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	501,875
General Maritime Corp., 12.00%, 11/15/17 (b)		100	103,500
Holly Corp., 9.88%, 6/15/17 (b)		100	102,500

FDP SERIES, INC.	FEBRUARY 28, 2010	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
LUKOIL International Finance BV, 6.66%, 6/07/22 (b)	USD	500	$480,000
Mariner Energy, Inc., 11.75%, 6/30/16		100	111,500
MarkWest Energy Partners LP, Series B, 6.88%, 11/01/14		100	96,500
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		100	101,750
Peabody Energy Corp., Series B, 6.88%, 3/15/13		150	151,875
Petroleos de Venezuela SA, 14.37%, 7/10/11 (g)		1,300	1,122,875
SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		150	154,875
SandRidge Energy, Inc., 8.75%, 1/15/20 (b)		100	98,000
Tesoro Corp., 9.75%, 6/01/19		100	102,750
Valero Energy Corp., 6.13%, 2/01/20		800	805,234
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	620,110

			6,032,161

Paper & Forest Products — 0.1%
NewPage Corp., 11.38%, 12/31/14		100	95,500
Weyerhaeuser Co., 7.38%, 3/15/32		100	95,049

			190,549

Pharmaceuticals — 0.4%
Pfizer, Inc., 6.20%, 3/15/19		500	564,098

Real Estate Investment Trusts (REITs) — 1.2%
ERP Operating LP, 5.75%, 6/15/17		500	517,993
Felcor Lodging LP, 10.00%, 10/01/14 (b)		100	97,250
HCP, Inc., 6.70%, 1/30/18		900	903,487
Host Hotels & Resorts LP, 9.00%, 5/15/17 (b)		150	160,500
Kimco Realty Corp., 6.88%, 10/01/19		200	214,317

			1,893,547

Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15		100	90,000

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		100	101,250
Freescale Semiconductor, Inc., 8.88%, 12/15/14		200	177,500

			278,750

Specialty Retail — 0.1%
Michaels Stores, Inc., 10.00%, 11/01/14		100	101,500

Tobacco — 0.7%
Altria Group, Inc., 9.70%, 11/10/18		500	628,783

Corporate Bonds	Par (000)		Value

Tobacco (concluded)
Reynolds American, Inc., 7.63%, 6/01/16	USD	350	$395,080

			1,023,863

Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)		380	289,969

Wireless Telecommunication Services — 0.2%
Digicel Group Ltd., 8.88%, 1/15/15 (b)		100	95,500
Digicel Group Ltd., 8.25%, 9/01/17 (b)		100	95,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		200	199,500

			390,000

Total Corporate Bonds – 25.8%			39,963,870

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.1%
BE Aerospace Term Loan B, 5.75%, 7/28/14		20	20,475
TransDigm, Inc., Term Loan B, 2.25%, 6/23/13		85	82,795

			103,270

Beverages — 0.0%
Constellation Brands, Inc., Term Loan B, 1.75%, 6/05/13		31	30,988
Constellation Brands, Inc. Term Loan B, 3.00%, 6/05/15		6	6,017

			37,005

Chemicals — 0.3%
Ashland, Inc. Term Loan B, 7.65%, 5/13/14		78	78,610
Celanese US Holdings LLC, Dollar Term Loan, 2.00%, 4/02/14		161	154,191
Nalco Co. Term Loan, 2.06%, 7/06/14		12	11,759
Nalco Co. Term Loan B, 6.50%, 5/13/16		63	63,223
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 7/30/12		148	148,614

			456,397

Commercial Services & Supplies — 0.1%
ARAMARK Corp., Facility Letter of Credit, 2.11%, 1/26/14		6	5,357
ARAMARK Corp., U.S. Term Loan, 2.13%, 1/26/14		85	81,465
Energysolutions, Term Loan B1, 4.01%, 6/07/13		27	26,601

4	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Commercial Services & Supplies (concluded)
Johnson Diversey Holdings, Inc., Term Loan B, 5.50%, 12/16/11	USD	46	$45,814

			159,237

Diversified Consumer Services — 0.1%
Education Management LLC, Term Loan C, 2.06%, 6/01/13		116	109,693

Diversified Telecommunication Services — 0.0%
Windstream Corp., Term Loan B, 3.01%, 12/17/15		37	36,605

Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd. Term Loan A, 2.48% - 2.50% 10/01/14		31	29,388
Flextronics International Ltd. Term Loan A-1, 2.50%, 10/01/14		6	5,681

			35,069

Food & Staples Retailing — 0.0%
SUPERVALUE, Inc., Term Loan B, 1.48%, 6/02/12		68	66,242

Food Products — 0.1%
Dean Foods, Term Loan B, 1.61% - 1.64%, 4/02/14		42	40,641
Wrigley Co., Term Loan B, 3.06%, 12/15/12		40	40,577
Wrigley Co., Term Loan B, 3.31%, 10/15/14		89	89,070

			170,288

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 3.23%, 5/20/14		105	101,364

Health Care Providers & Services — 0.3%
Community Health Systems, Inc., Delayed Draw Term Loan, 2.50%, 7/25/14		8	7,016
Community Health Systems, Inc., Funded Term Loan, 2.48% - 2.51%, 7/25/14		149	139,443
DaVita Inc., Tranche B-1 Term Loan, 1.73% - 1.76%, 10/05/12		37	36,306
Fresenius Medical Care AG, Term Loan B, 1.62% - 1.63%, 3/31/13		37	36,101
HCA Inc., Tranche A-1 Term Loan, 1.50%, 11/17/12		98	92,297
HCA Inc., Tranche B-1 Term Loan, 2.50%, 11/18/13		56	52,837
LifePoint Hospital Holdings, Inc., Term Loan B, 1.89%, 4/15/12		84	82,365

			446,365

Hotels Restaurants & Leisure — 0.1%
Penn National Gaming, Inc., Term Loan B, 1.98% - 2.00%, 10/03/12		85	82,957

Floating Rate Loan Interests (a)		Par (000)	Value

Household Durables — 0.1%
Jarden Term Loan B2, 3.50%, 2/13/13	USD	84	$83,309
Visant Holding Corp., Term Loan C, 2.23%, 10/04/11		30	29,584

			112,893

IT Services — 0.0%
Lender Processing Services, Inc., Term Loan B, 2.73%, 7/02/14		28	28,403
SunGard Data Systems Inc, 1.99%, 2/28/14		19	17,887
SunGard Data Systems Inc, Tranche B, 3.86% - 3.87%, 2/28/16		24	23,763

			70,053

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 2.00%, 2/01/13		48	46,071
NRG Energy, Inc., Term Loan, 1.97% - 2.00%, 2/01/13		81	78,349

			124,420

Machinery — 0.1%
Rexnord Term Loan B, 2.50%, 7/19/13		2	1,499
Rexnord, Term Loan B, 2.75% - 2.81%, 7/19/13		134	125,925

			127,424

Media — 0.3%
Cablevision Systems Corp, Term Loan B2, 2.00% - 2.05%, 3/29/13		136	134,394
Cinemark, Term Loan, 1.98% - 2.01% 10/05/13		58	57,526
DIRECTTV Holdings LLC, Term Loan B, 1.73%, 4/13/13		18	17,886
DIRECTTV Holdings, Term Loan C, 2.48%, 4/13/13		30	29,582
Discovery Communications Term Loan C, 3.50%, 5/14/14		7	7,553
Discovery Corp., Term Loan B, 2.25%, 5/14/14		26	25,802
Intelsat Ltd., Revolving Credit, 2.73%, 1/03/14		3	2,615
Intelsat Ltd., Term Loan, 2.73%, 1/03/14		32	30,718
Intelsat Subsidiary Holding Co., Ltd., Tranche B Term Loan, 2.73%, 7/03/14		38	35,940
PanAmSat Corp. Term Loan B2, 2.73%, 1/03/14		32	30,709
Regal Cinemas Corp., Term Loan B, 4.00%, 10/27/13		47	46,681
United Pan Europe Communications, Term Loan, 3.93%, 12/31/14		70	68,077

			487,483

FDP SERIES, INC.	FEBRUARY 28, 2010	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value

Metals & Mining — 0.1%
Novelis, Term Loan B, 2.23% - 2.26%, 7/06/14	USD	99	$95,630

Multi-Utilities — 0.0%
EnergySolutions Line of Credit, 3.98%, 6/07/13		4	3,951
EnergySolutions Term Loan B, 3.98%, 6/07/13		1	1,139
Helix Energy Solutions, Term Loan B, 4.01%, 6/07/13		57	55,445

			60,535

Multiline Retail — 0.0%
Dollar General Term Loan B, 2.98% - 3.00%, 7/07/14		72	69,814

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Term Loan B, 2.25% - 2.26%, 12/22/12		58	56,277
Georgia-Pacific LLC, Term Loan C, 3.49% - 3.51%, 12/23/14		55	55,286

			111,563

Pharmaceuticals — 0.1%
Mylan Laboratories, Term Loan B, 3.50% - 3.56%, 10/02/14		146	143,834

Wireless Telecommunication Services — 0.0%
Ntelos, Inc., Term Loan B, 5.75%, 8/24/11		35	34,956

Total Floating Rate Loan Interests – 2.1%			3,243,097

Foreign Agency Obligations

Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970	890,049
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	4,600	2,220,117
Emirate of Abu Dhabi, 6.75%, 4/08/19 (b)	USD	100	112,559
Export-Import Bank of Korea, 8.13%, 1/21/14		195	227,139
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40	49,020
Indonesia Treasury Bond, 12.80%, 6/15/21	IDR	3,010,000	382,518
Indonesia Treasury Bond, 12.90%, 6/15/22		4,900,000	625,108
Indonesia Treasury Bond, 10.00%, 9/15/24		1,750,000	181,285
Indonesia Treasury Bond, Series FR31, 11.00%, 11/15/20		900,000	103,159
Indonesia Treasury Bond, Series FR40, 11.00%, 9/15/25		5,550,000	615,541
Indonesia Treasury Bond, Series FR47, 10.00%, 2/15/28		5,970,000	605,410

Foreign Agency Obligations	Par (000)		Value

Israel Government Bond Shahar, Series 2680, 7.00%, 4/29/11	ILS	800	$223,367
Korea Treasury Bond, Series 1106, 5.50%, 6/10/11	KRW	111,900	99,030
Korea Treasury Bond, Series 1112, 4.75%, 12/10/11		1,097,310	961,964
Korea Treasury Bond, Series 1206, 4.00%, 6/10/12		3,367,500	2,903,567
Korea Treasury Bond, Series 1209, 5.25%, 9/10/12		340,000	301,482
Korea Treasury Bond, Series 1303, 5.25%, 3/10/13		9,900	8,797
Kreditanstalt fuer Wiederaufbau, 6.50%, 11/15/11	NZD	92	66,747
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	310	322,412
Malaysia Government Bond, Series 2/03, 4.24%, 2/07/18	MYR	3,600	1,062,744
Malaysia Government Bond, Series 3/06, 3.87%, 4/13/10		950	279,609
Malaysian Government Bond, 3.83%, 9/28/11		3,340	998,439
Mexican Bonos, Series M 20, 10.00%, 12/05/24	MXN	7,500	688,760
Mexican Bonos, Series M 30, 10.00%, 11/20/36		7,000	647,499
New South Wales Treasury Corp., 6.00%, 5/01/12	AUD	1,670	1,531,026
New South Wales Treasury Corp., Series 17RG, 5.50%, 3/01/17		425	378,255
Peru Government Bond, 7.84%, 8/12/20	PEN	615	242,523
Poland Government Bond, Series 0412, 4.75%, 4/25/12	PLN	2,765	954,899
Poland Government Bond, Series 0414, 5.75%, 4/25/14		1,810	636,548
Poland Government Bond, Series 1013, 5.00%, 10/24/13		305	105,012
Poland Government International Bond, 6.38%, 7/15/19	USD	340	365,160
Province of Ontario Canada, 6.25%, 6/16/15	NZD	26	18,694
Qatar Government International Bond, 6.55%, 4/09/19 (b)	USD	100	111,000
Queensland Treasury Corp., 7.13%, 9/18/17	NZD	270	200,397
Queensland Treasury Corp., Series 13, 6.00%, 8/14/13	AUD	70	64,417
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17		145	132,435
Republic of Argentina, 0.38%, 8/03/12	USD	360	116,516
Republic of Ghana, 8.50%, 10/04/17		100	104,470
Republic of Hungary, 3.50%, 7/18/16	EUR	20	25,277
Republic of Hungary, 4.38%, 7/04/17		45	59,611
Republic of Hungary, 5.75%, 6/11/18		95	133,001

6	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

Republic of Hungary, 6.25%, 1/29/20	USD	150	$153,400
Republic of Korea, 7.13%, 4/16/19		130	152,175
Republic of Lithuania, 6.75%, 1/15/15 (b)		130	137,452
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		564	639,068
Russia Government International Bond, 7.50%, 3/31/30 (b)		357	404,708
Socialist Republic of Vietnam, 6.75%, 1/29/20 (b)		320	321,293
South Africa Government International Bond, 5.88%, 5/30/22		700	708,750
Sweden Government Bond, Series 1045, 5.25%, 3/15/11	SEK	17,260	2,539,930
Venezuela Government International Bond, 5.38%, 8/07/10	USD	135	133,650
Venezuela Government International Bond, 10.75%, 9/19/13		80	74,960

Total Foreign Agency Obligations – 16.3%			25,020,949

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 8.4%
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40 (a)		1,000	1,028,007
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.89%, 12/10/49 (a)		146	121,786
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, 5.22%, 7/15/44 (a)		2,300	2,385,717
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class B, 5.45%, 12/11/49 (a)		900	207,325
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class C, 5.48%, 12/11/49 (a)		2,750	579,038
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		2,519	2,475,435
GS Mortgage Securities Corp. II, Series 2007-GG10, Class C, 5.99%, 8/10/45 (a)		770	132,404
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)		500	522,678
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)		1,750	1,756,165
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C, 5.55%, 3/10/39 (a)		1,600	423,436

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/30 (b)	USD	2,000	$2,047,767
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (a)		850	855,061
Wachovia Bank Commercial Mortgage Trust, Series 2007- WHL8, Class A1, 0.31%, 6/15/20 (a)		493	425,836

Total Non-Agency Mortgage-Backed Securities – 8.4%			12,960,655

Preferred Securities

Capital Trusts

Commercial Banks — 1.7%
BNP Paribas, 7.20% (a)(b)(h)		600	579,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		600	477,000
Wachovia Capital Trust III, 5.80% (a)(h)		750	603,750
Wells Fargo Capital XIII, Series GMTN, 7.70% (a)(h)		300	295,500
Wells Fargo Capital XV, 9.75%, 12/29/49 (a)		550	597,135

			2,552,385

Diversified Financial Services — 1.0%
Bank of America Corp., Series M, 8.13% (a)(h)		400	381,248
JPMorgan Chase & Co., 7.90%, (a)(h)		575	594,441
JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	639,448

			1,615,137

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600	516,000

Total Capital Trusts– 3.0%			4,683,522

Preferred Stocks	Shares

Freddie Mac, Series Z, 8.38% (c)		55,200	62,928
General Motors Corp., Series C, 6.25% (d)		6,500	44,843
GMAC, Inc., 7.00% (b)(c)		66	46,714

Total Preferred Stocks – 0.1%			154,485

Total Preferred Securities – 3.1%			4,838,007

FDP SERIES, INC.	FEBRUARY 28, 2010	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value

County/City/Special District/School District — 0.5%
Citizens Property Insurance Corp., RB, Senior Secured, High Account, Series A-1 (AGC), 4.50%, 6/01/14	USD	250	$263,563
Los Angeles Unified School District California, GO, Various Purpose, 6.76%, 7/01/34 (i)		300	313,041
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	111,040

			687,644

State — 0.3%
State of California, GO, Various Purpose, 6.00%, 4/01/38		500	515,150

Utilities — 0.3%
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	126,559
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Water Project, Series A (AGC), 5.50%, 1/01/38		50	53,840
San Diego County Water Authority, Refunding RB, Build America Bonds, San Diego, 6.14%, 5/01/49		325	337,824

			518,223

Total Taxable Municipal Bonds – 1.0%			1,609,977

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.2%
Fannie Mae, 6.63%, 11/15/30		400	490,454
Freddie Mac, 6.25%, 7/15/32		1,200	1,419,718

			1,910,172

Collateralized Mortgage Obligations — 1.8%
Fannie Mae Mortgage Backed Securities, Series 2007-1, Class NF, 0.48%, 2/25/37 (a)		1,374	1,355,036
Freddie Mac Mortgage Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,041,430

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage Backed Securities, Series 2942, Class TF, 0.58%, 3/15/35 (a)	USD	380	$379,377

			2,775,843

Mortgaged-Backed Securities — 23.0%
Fannie Mae Mortgage-Backed Securities:
2.44%, 10/01/32 (a)		167	170,069
2.64%, 4/01/35 (a)		54	54,468
2.97%, 5/01/33 (a)		25	25,361
3.07%, 4/01/35 (a)		592	607,942
3.34%, 9/01/34 (a)		667	678,679
4.50%, 1/01/39		4,027	4,083,554
5.00%, 3/15/40 - 3/15/40		3,506	3,640,207
5.50%, 3/01/36 - 3/01/36		6,596	6,962,927
6.00%, 3/15/40 - 3/15/40		6,376	6,781,815
6.50%, 1/01/36		460	494,098
Freddie Mac Mortgage-Backed Securities:
3.08%, 11/01/27 (a)		360	369,035
3.36%, 4/01/32 (a)		118	122,165
3.48%, 9/01/32 (a)		23	23,638
4.50%, 9/01/20		191	201,354
5.00%, 3/15/40 - 3/15/40 (j)		7,450	7,755,933
5.50%, 11/01/37 (j)		49	51,388
6.00%, 3/15/40 - 3/15/40 (j)		1,893	2,028,878
6.50%, 9/01/38 (j)		254	274,903
Ginnie Mae Mortgage-Backed Securities, 6.50%, 12/20/37 – 7/15/38		911	982,195

			35,308,609

Total U.S. Government Sponsored
Agency Securities – 26.0%			39,994,624

U.S. Treasury Obligations

U.S. Treasury Bonds, 5.50%, 8/15/28		500	571,328
U.S. Treasury Bonds, 5.38%, 2/15/31		2,300	2,601,516
U.S. Treasury Bonds, 4.50%, 2/15/36		1,000	1,005,469
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/16		1,485	1,724,851
U.S. Treasury Notes, 2.75%, 10/31/13		2,600	2,700,141
U.S. Treasury Notes, 4.00%, 2/15/15		2,500	2,708,595
U.S. Treasury Notes, 3.25%, 12/31/16		2,200	2,234,032
U.S. Treasury Notes, 4.38%, 2/15/38		1,600	1,568,000

8	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes, 4.50%, 8/15/39	USD	1,200	$1,194,563

Total U.S. Treasury Obligations – 10.6%			16,308,495

Total Long-Term Investments (Cost – $151,807,298) – 97.0%			149,342,747

Short-Term Securities

Israel — 0.0%
Israel Treasury Bill, 10/06/10 (g)	ILS	225	58,932

Total Short-Term Securities (Cost – $59,730) – 0.0%			58,932

Total Investments (Cost – $151,867,028*) – 97.0%			149,401,679
Other Assets Less Liabilities – 3.0%			4,621,627

Net Assets – 100.0%			$154,023,306

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$151,891,219

Gross unrealized appreciation	$6,416,702
Gross unrealized depreciation	(8,906,242)

Net unrealized depreciation	$(2,489,540)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co.	$313,041	$13,041

(j)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Bank Plc	$2,439,796	$(19,047)
Deutsche Bank Securities, Inc.	$909,633	$(1,362)
Goldman Sachs & Co.	$2,074,376	$(1,874)
UBS AG	$7,015,781	$7,383

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

FDP SERIES, INC.	FEBRUARY 28, 2010	9

Schedule of Investments February 28, 2010 (Unaudited)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	1,047,000	USD	20,234	Deutsche Bank AG	4/09/10	$2,393
INR	2,246,000	USD	43,376	Deutsche Bank AG	4/12/10	5,150
INR	1,508,000	USD	28,906	JPMorgan Chase Bank NA	4/13/10	3,672
INR	1,481,000	USD	28,920	JPMorgan Chase Bank NA	4/15/10	3,068
INR	521,000	USD	10,156	Deutsche Bank AG	4/19/10	1,093
INR	740,000	USD	14,504	JPMorgan Chase Bank NA	4/19/10	1,473
CLP	39,408,000	USD	67,231	Citibank, NA	4/26/10	7,987
INR	1,052,,000	USD	20,300	Deutsche Bank AG	4/26/10	2,398
CLP	31,274,000	USD	53,255	Citibank, NA	4/27/10	6,440
CLP	31,162,000	USD	53,255	JPMorgan Chase Bank NA	4/27/10	6,226
INR	150,000	USD	2,899	JPMorgan Chase Bank NA	4/27/10	338
CLP	50,230,000	USD	85,208	Citibank, NA	4/28/10	10,672
CLP	6,289,000	USD	10,650	UBS AG	4/28/10	1,354
INR	744,000	USD	14,489	JPMorgan Chase Bank NA	4/28/10	1,562
INR	745,000	USD	14,494	JPMorgan Chase Bank NA	4/30/10	1,576
INR	1,425,000	USD	29,035	Deutsche Bank AG	6/01/10	1,632
INR	42,000	USD	866	HSBC Bank USA NA	6/02/10	38
INR	209,000	USD	4,354	HSBC Bank USA NA	6/03/10	143
INR	1,395,000	USD	29,026	HSBC Bank USA NA	6/04/10	989
INR	698,000	USD	14,524	Deutsche Bank AG	6/07/10	492
INR	352,000	USD	7,303	Deutsche Bank AG	6/08/10	269
INR	280,000	USD	5,803	HSBC Bank USA NA	6/08/10	220
INR	284,000	USD	5,838	Deutsche Bank AG	6/10/10	270
INR	425,000	USD	8,763	Barclays Bank Plc	6/11/10	377
INR	285,000	USD	5,846	HSBC Bank USA NA	6/11/10	283
INR	711,000	USD	14,597	Deutsche Bank AG	6/16/10	688
INR	648,000	USD	13,144	Deutsche Bank AG	6/21/10	782
USD	178,517	NZD	276,000	HSBC Bank USA NA	8/05/10	(11,981)
USD	64,129	NZD	98,600	Deutsche Bank AG	8/12/10	(3,889)
USD	58,419	NZD	90,000	Deutsche Bank AG	8/13/10	(3,662)
USD	64,690	NZD	98,000	Deutsche Bank AG	8/16/10	(2,894)
ILS	163,000	USD	43,015	Citibank, NA	8/17/10	(28)
ILS	164,000	USD	43,206	Citibank, NA	8/19/10	42
ILS	16,000	USD	4,215	Deutsche Bank AG	8/19/10	4
ILS	62,700	USD	16,405	Citibank, NA	8/20/10	130
ILS	107,000	USD	28,060	Citibank, NA	8/23/10	154
INR	41,995,750	USD	865,000	Deutsche Bank AG	10/06/10	30,737
CNY	429,632	USD	65,256	HSBC Bank USA NA	10/25/10	(2,190)
CNY	730,876	USD	110,702	HSBC Bank USA NA	10/26/10	(3,413)
CNY	436,324	USD	65,955	HSBC Bank USA NA	10/27/10	(1,902)
USD	146,715	EUR	98,696	UBS AG	11/17/10	12,436
USD	37,921	MXN	515,000	Citibank, NA	12/02/10	(967)

Total						$74,162

FDP SERIES, INC.	FEBRUARY 28, 2010	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Credit default swaps on single-name issuers – sold protection outstanding as of February 28, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

Dynegy Holdings Inc.	5.00%	Credit Suisse International	March 2016	B	USD	200	$(18,924)

[1]	Using Standing & Poor’s ratings.

[2]	The maximum potential amount the Fund may be required to pay should a negative credit even take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes – sold protection outstanding as of February 28, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	B+	USD	792	$31,393
LCDX North American Index Series 13	5.00%	Credit Suisse International	December 2014	B	USD	1,200	43,056

Total							$74,449

[1]	Using Standing & Poor’s ratings.

[2]	The maximum potential amount the Fund may be required to pay should a negative credit even take place as defined under the terms of the agreement.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2010	11

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Asset-Backed Securities	—	$5,323,623	—	$5,323,623
Common Stocks	$79,450	—	—	79,450
Corporate Bonds	—	39,963,870	—	39,963,870
Floating Rate Loan
Interests	—	1,568,285	$1,674,812	3,243,097
Foreign Agency Obligations	—	25,020,949	—	25,020,949
Non-Agency Mortgage-Backed Securities	—	12,960,655	—	12,960,655
Preferred Securities	62,928	4,775,079	—	4,838,007
Taxable Municipal Bonds	—	1,609,977	—	1,609,977
U.S. Government Sponsored Agency Securities	—	39,994,624	—	39,994,624
U.S. Treasury Obligations	—	16,308,495	—	16,308,495
Short-Term Securities	—	58,932	—	58,932

Total	$142,378	$147,584,489	$1,674,812	$149,401,679

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$179,537	—	$179,537
Liabilities:	—	(49,850)	—	(49,850)

Total	—	$129,687	—	$129,687

[1]	Other financial instruments are swaps and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Floating Rate Loan Interest

Balance, as of May 31, 2009	$873,113
Accrued discounts/premiums	—
Realized gain (loss)	8,257
Change in unrealized appreciation/depreciation[2]	111,762
Net purchases (sales)	(278,712)
Net transfers in/out Level 3	960,392

Balance, as of February 28, 2010	$1,674,812

[2]	The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $112,085.

12	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.2%
General Dynamics Corp.	46,103	$3,344,773

Automobiles — 0.5%
Ford Motor Co. (a)	46,886	550,442

Biotechnology — 2.2%
Gilead Sciences, Inc. (a)	48,466	2,307,466

Capital Markets — 3.6%
The Goldman Sachs Group, Inc.	23,997	3,751,931

Chemicals — 9.7%
The Dow Chemical Co.	134,788	3,815,848
PPG Industries, Inc.	26,831	1,651,180
Potash Corp. of Saskatchewan, Inc.	13,304	1,469,560
Praxair, Inc.	41,693	3,132,812

		10,069,400

Commercial Banks — 5.1%
U.S. Bancorp	74,173	1,825,397
Wells Fargo & Co.	125,279	3,425,128

		5,250,525

Communications Equipment — 1.8%
Cisco Systems, Inc. (a)	45,193	1,099,546
Research In Motion Ltd. (a)	10,740	761,251

		1,860,797

Computers & Peripherals — 8.9%
Apple, Inc. (a)	24,733	5,060,866
EMC Corp. (a)	85,103	1,488,452
International Business Machines Corp.	21,151	2,689,561

		9,238,879

Consumer Finance — 1.7%
American Express Co.	45,892	1,752,615

Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	77,594	3,256,620

Energy Equipment & Services — 4.5%
Transocean Ltd. (a)	58,819	4,694,933

Hotels Restaurants & Leisure — 5.1%
McDonald's Corp.	60,559	3,866,692
Wynn Resorts Ltd.	22,383	1,422,887

		5,289,579

IT Services — 5.3%
MasterCard, Inc., Class A	11,840	2,656,541
Visa, Inc., Class A	33,504	2,857,221

		5,513,762

Internet & Catalog Retail — 3.5%
Amazon.com, Inc. (a)	21,532	2,549,389
Priceline.com, Inc. (a)	4,811	1,090,942

		3,640,331

Common Stocks	Shares	Value

Internet Software & Services — 7.1%
Baidu.com, Inc. - ADR (a)	5,987	$3,105,337
Google, Inc., Class A (a)	6,385	3,363,618
Yahoo! Inc. (a)	59,169	905,878

		7,374,833

Media — 0.9%
DIRECTV, Class A (a)	25,949	878,374

Metals & Mining — 2.6%
BHP Billiton Plc - ADR	42,600	2,630,976

Multiline Retail — 0.7%
Nordstrom, Inc.	19,951	736,990

Oil, Gas & Consumable Fuels — 2.3%
EOG Resources, Inc.	25,047	2,355,670

Pharmaceuticals — 7.5%
Abbott Laboratories	56,743	3,080,010
Johnson & Johnson	36,045	2,270,835
Merck & Co, Inc.	66,290	2,444,775

		7,795,620

Road & Rail — 6.3%
Norfolk Southern Corp.	44,544	2,290,898
Union Pacific Corp.	62,658	4,221,269

		6,512,167

Software — 0.9%
Adobe Systems, Inc. (a)	27,295	945,772

Specialty Retail — 0.8%
Tiffany & Co.	17,276	766,882

Textiles, Apparel & Luxury Goods — 3.4%
Nike, Inc., Class B	44,014	2,975,346
Polo Ralph Lauren Corp.	6,561	524,421

		3,499,767

Wireless Telecommunication Services — 2.4%
American Tower Corp., Class A (a)	41,560	1,772,949
Crown Castle International Corp. (a)	17,137	647,779

		2,420,728

Total Common Stocks – 93.2%		96,439,832

Portfolio Abbreviation

ADR	American Depositary Receipts

1	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments (concluded)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Commercial Banks — 0.5%
Wells Fargo & Co., 8.00%	17,400	$455,184

Total Preferred Stocks – 0.5%		455,184

Total Investments (Cost – $79,034,149*) – 93.7%		96,895,016
Other Assets Less Liabilities – 6.3%		6,555,231

Net Assets – 100.0%		$103,450,247

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,034,149

Gross unrealized appreciation	$18,458,706
Gross unrealized depreciation	(597,839)

Net unrealized appreciation	$17,860,867

(a)	Non-income producing security.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1 [1]	Level 2	Level 3	Total

Common Stocks	$96,439,832	—	—	$96,439,832
Preferred Stocks	455,184	—	—	455,184

Total	$96,895,016	—	—	$96,895,016

[1]	See above Schedule of Investments for values in each industry.

2	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 2.3%
Commonwealth Bank of Australia Ltd.	15,920	$767,316
Iluka Resources Ltd. (a)	189,130	605,649
Lihir Gold Ltd.	207,841	499,346
Westpac Banking Corp.	34,920	816,320

		2,688,631

Belgium — 0.5%
KBC Bancassurance Holding (a)	13,044	589,899

Bermuda — 0.4%
Hiscox Ltd.	90,748	492,365

Brazil — 1.8%
BM&F Bovespa SA	90,900	592,033
Banco Santander Brasil SA - ADR	82,340	984,786
Vivo Participacoes SA - ADR	19,180	519,011

		2,095,830

Canada — 2.1%
SouthGobi Energy Resources Ltd. (a)	3,200	49,430
Suncor Energy, Inc.	13,490	389,879
Talisman Energy, Inc.	33,200	607,560
Teck Resources Ltd., Class B (a)	38,550	1,417,872

		2,464,741

Cayman Islands — 0.1%
Hengan International Group Co. Ltd.	17,500	120,233

China — 1.6%
Bank of China Ltd.	2,398,000	1,165,162
China Unicom Ltd.	616,000	744,752

		1,909,914

Czech Republic — 0.5%
CEZ AS	12,700	582,154

Finland — 1.2%
Nokia Oyj	103,920	1,403,362

France — 11.3%
BNP Paribas SA	43,363	3,132,841
GDF Suez	37,979	1,391,947
Groupe Danone	28,360	1,656,611
LVMH Moet Hennessy Louis Vuitton SA	17,470	1,892,224
Legrand Promesses	8,720	272,816
Sanofi-Aventis	28,420	2,074,166
Schneider Electric SA	12,500	1,335,460
Total SA	26,430	1,472,754

		13,228,819

Common Stocks	Shares	Value

Germany — 8.9%
Bayer AG	19,896	$1,318,521
Deutsche Boerse AG	16,380	1,138,476
E.ON AG	64,956	2,311,516
Linde AG	18,340	2,064,745
Merck KGaA	6,560	516,351
Siemens AG	24,220	2,076,733
Symrise AG	50,949	1,086,483

		10,512,825

Hong Kong — 5.5%
CNOOC Ltd.	221,000	347,631
Cheung Kong Infrastructure Holdings Ltd.	81,000	304,732
China Construction Bank, Class H	1,904,000	1,439,223
China Pacific Insurance Group Co., Ltd. (a)	203,600	832,798
Esprit Holdings Ltd.	138,038	983,671
Hong Kong Exchanges and Clearing Ltd.	59,200	990,188
Hutchison Whampoa Ltd.	140,000	1,004,148
Li & Fung Ltd.	132,000	613,338

		6,515,729

India — 1.3%
BEML Ltd.	15,190	334,248
ICICI Bank Ltd.	47,668	901,958
ICICI Bank Ltd. - ADR	8,580	328,185

		1,564,391

Italy — 1.1%
Unione Di Banche Italiane ScpA	106,451	1,325,973

Japan — 16.8%
Aeon Credit Service Co., Ltd.	77,500	792,156
Bridgestone Corp.	62,500	1,093,705
The Chiba Bank Ltd.	50,000	303,860
East Japan Railway Co.	23,500	1,618,245
GLORY Ltd.	42,600	958,498
Inpex Corp.	99	722,135
JGC Corp.	66,000	1,239,315
Japan Tobacco, Inc.	270	980,721
KDDI Corp.	163	868,681
Konica Minolta Holdings, Inc.	93,000	959,548
Lawson, Inc.	26,300	1,149,410
Mitsubishi Corp.	51,900	1,294,591
Nomura Holdings, Inc.	121,500	894,570
Nomura Research Institute Ltd.	41,500	910,583
Ricoh Co., Ltd.	49,000	677,284
Sankyo Co., Ltd.	4,000	192,944
Santen Pharmaceutical Co., Ltd.	29,000	934,100

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	US Dollar

FDP SERIES, INC.	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Sumitomo Mitsui Financial Group, Inc.	64,800	$2,081,486
Tokyo Gas Co., Ltd.	155,000	675,469
Yamato Transport Co., Ltd.	105,500	1,403,175

		19,750,476

Mexico — 1.4%
America Movil, SA de CV - ADR	11,470	511,218
Grupo Televisa, SA - ADR	15,650	288,899
Kimberly-Clark de Mexico, SA de CV	116,750	620,278
Urbi Desarollos Urbanos SAB (a)	120,510	265,947

		1,686,342

Netherlands — 7.1%
Akzo Nobel NV	34,720	1,766,114
Heineken NV	26,280	1,287,887
ING Groep NV CVA (a)	211,210	1,882,727
Koninklijke KPN NV	98,500	1,568,251
SNS Reaal (a)	67,200	341,736
TNT NV	59,153	1,529,778

		8,376,493

Singapore — 1.4%
Keppel Corp. Ltd.	280,000	1,675,164

South Korea — 0.8%
Samsung Electronics Co., Ltd.	1,459	935,342

Spain — 1.0%
Inditex SA	18,680	1,100,767

Switzerland — 11.0%
Credit Suisse Group AG	29,700	1,322,269
Geberit AG	3,933	673,863
Julius Baer Group Ltd.	17,906	557,057
Nestle SA Registered Shares	73,523	3,659,983
Noble Corp.	13,900	587,414
Roche Holding AG	19,090	3,189,356
Synthes, Inc.	12,100	1,443,874
Zurich Financial Services AG	6,240	1,505,182

		12,938,998

Taiwan — 2.7%
Acer, Inc.	392,180	1,099,962
Taiwan Semiconductor Manufacturing Co., Ltd.	1,142,439	2,091,821

		3,191,783

United Kingdom — 15.3%
Aberdeen Asset Management Plc	179,880	315,123
Amlin Plc	33,895	204,296
BG Group Plc	64,920	1,134,704
BHP Billiton Plc	78,780	2,418,415
HSBC Holdings Plc	293,205	3,216,556
Reckitt Benckiser Plc	23,350	1,229,282
Reed Elsevier Plc	117,940	883,653
Royal Dutch Shell Plc	89,990	2,457,381
Tomkins Plc	412,540	1,212,850
Tullow Oil Plc	22,540	409,103
Vodafone Group Plc	1,318,640	2,849,399

Common Stocks	Shares	Value

United Kingdom (concluded)
WPP Plc	186,099	$1,708,331

		18,039,093

United States — 3.0%
Cobalt International Energy, Inc. (a)	21,170	261,238
Exxon Mobil Corp.	18,000	1,170,000
HDFC Bank Ltd.	7,470	909,024
Monsanto Co.	8,910	629,492
Schlumberger Ltd.	9,300	568,230

		3,537,984

Total Common Stocks – 99.1%		116,727,308

Total Investments (Cost – $109,123,534*) – 99.1%	116,727,308

Other Assets Less Liabilities – 0.9%	1,037,512

Net Assets – 100.0%	$117,764,820

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$114,529,519

	Gross unrealized appreciation	$13,928,719
	Gross unrealized depreciation	(11,730,930)

	Net unrealized appreciation	$2,197,789

(a)	Non-income producing security.

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased			Currency Sold	Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

USD	222,510	CAD	235,062	Goldman Sachs	2/26/10	$(890)
USD	1,698,374	EUR	1,256,194	Barclays Bank Plc	2/26/10	(12,130)
USD	66,995	GBP	43,419	UBS AG	2/26/10	789
GBP	5,524	USD	8,514	UBS AG	3/01/10	(92)
USD	21,276	EUR	15,699	HSBC Bank USA NA	3/01/10	(99)
GBP	4,863	USD	7,408	Goldman Sachs	3/02/10	8
USD	40,215	EUR	29,734	Goldman Sachs	3/02/10	(272)

Total						$(12,686)

2	FDP SERIES, INC.	FEBRUARY 28, 2010

Schedule of Investments (concluded)	MFS Research International FDP Fund

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Australia	—	$2,688,631	—	$2,688,631
Belgium	—	589,899	—	589,899
Bermuda	—	492,365	—	492,365
Brazil	$2,095,830	—	—	2,095,830
Canada	2,464,741	—	—	2,464,741
Cayman Islands	—	120,233	—	120,233
China	—	1,909,914	—	1,909,914
Czech Republic	—	582,154	—	582,154
Finland	—	1,403,362	—	1,403,362
France	—	13,228,819	—	13,228,819
Germany	—	10,512,825	—	10,512,825
Hong Kong	832,798	5,682,931	—	6,515,729
India	328,185	1,236,206	—	1,564,391
Italy	—	1,325,973	—	1,325,973
Japan	—	19,750,476	—	19,750,476
Mexico	1,686,342	—	—	1,686,342
Netherlands	—	8,376,493	—	8,376,493
Singapore	—	1,675,164	—	1,675,164
South Korea	—	935,342	—	935,342
Spain	—	1,100,767	—	1,100,767
Switzerland	1,144,471	11,794,527	—	12,938,998
Taiwan	—	3,191,783	—	3,191,783
United Kingdom	—	18,039,093	—	18,039,093
United States	3,537,984	—	—	3,537,984

Total	$12,090,351	$104,636,957	—	$116,727,308

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$797	—	$797
Liabilities	—	(13,483)	—	(13,483)

Total	—	$(12,686)	—	$(12,686)

[1]	Other financial instruments are foreign currency exchange contracts,which are shown at the unrealized appreciation/ depreciation on the instrument.

FDP SERIES, INC.	FEBRUARY 28, 2010	3

Schedule of Investments February 28, 2010 (Unaudited)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.8%
Honeywell International, Inc.	19,900	$799,184

Beverages — 1.9%
The Coca-Cola Co.	24,300	1,281,096
Dr. Pepper Snapple Group, Inc.	12,196	387,223
PepsiCo, Inc.	5,100	318,597

		1,986,916

Capital Markets — 3.3%
The Bank of New York Mellon Corp.	73,617	2,099,557
The Goldman Sachs Group, Inc.	5,700	891,195
State Street Corp.	9,700	435,627

		3,426,379

Chemicals — 0.7%
E.I. du Pont de Nemours & Co.	20,198	681,077

Commercial Banks — 1.9%
The PNC Financial Services Group, Inc. (a)	500	26,880
U.S. Bancorp	31,000	762,910
Wells Fargo & Co.	43,400	1,186,556

		1,976,346

Communications Equipment — 1.3%
Cisco Systems, Inc. (b)	55,200	1,343,016

Computers & Peripherals — 2.2%
Dell, Inc. (b)	67,949	898,965
Hewlett-Packard Co.	27,400	1,391,646

		2,290,611

Diversified Financial Services — 6.2%
Bank of America Corp.	141,900	2,364,054
Citigroup, Inc. (b)	254,600	865,640
JPMorgan Chase & Co.	77,000	3,231,690

		6,461,384

Diversified Telecommunication Services — 3.6%
AT&T Inc.	61,700	1,530,777
Verizon Communications, Inc.	77,100	2,230,503

		3,761,280

Electrical Equipment — 0.7%
Emerson Electric Co.	14,700	695,898

Energy Equipment & Services — 2.0%
Halliburton Co.	64,300	1,938,645
Smith International, Inc.	2,500	102,475

		2,041,120

Food & Staples Retailing — 3.7%
CVS Caremark Corp.	37,600	1,269,000
Wal-Mart Stores, Inc.	47,000	2,541,290

		3,810,290

Common Stocks	Shares	Value

Food Products — 4.3%
Kraft Foods, Inc.	88,885	$2,527,001
Unilever NV - ADR	64,200	1,931,778

		4,458,779

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. (b)	121,100	937,314

Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	55,600	1,888,732
UnitedHealth Group, Inc.	26,600	900,676
WellPoint, Inc. (b)	13,100	810,497

		3,599,905

Household Products — 0.5%
The Procter & Gamble Co.	7,700	487,256

IT Services — 0.8%
Accenture Plc	14,300	571,571
The Western Union Co.	18,500	291,930

		863,501

Industrial Conglomerates — 1.3%
General Electric Co.	84,900	1,363,494

Insurance — 10.4%
Aflac, Inc.	10,600	524,170
Berkshire Hathaway, Inc. (b)	10,500	841,365
Chubb Corp.	108,300	5,464,818
MetLife, Inc.	36,000	1,310,040
The Travelers Cos., Inc.	50,800	2,671,572

		10,811,965

Internet Software & Services — 3.7%
eBay, Inc. (b)	126,600	2,914,332
Yahoo! Inc. (b)	61,700	944,627

		3,858,959

Machinery — 0.9%
Ingersoll-Rand Plc	29,200	931,772

Media — 14.2%
Comcast Corp., Class A	258,086	4,242,934
DIRECTV, Class A (b)	41,967	1,420,583
News Corp., Class B	107,900	1,699,425
Time Warner Cable, Inc.	28,317	1,322,121
Time Warner, Inc.	60,833	1,766,590
Viacom, Inc., Class B (b)	144,750	4,291,837

		14,743,490

Metals & Mining — 0.8%
Alcoa, Inc.	62,235	827,725

Multi-Utilities — 0.3%
Sempra Energy	6,600	324,522

Multiline Retail — 2.1%
JCPenney Co., Inc.	27,900	769,482

Portfolio Abbreviation

ADR	American Depository Receipts

FDP SERIES, INC.	FEBRUARY 28, 2010	1

Schedule of Investments (concluded)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multiline Retail (concluded)
Macy’s, Inc.	46,398	$888,522
Target Corp.	9,100	468,832

		2,126,836

Oil, Gas & Consumable Fuels — 5.6%
BP Plc - ADR	14,800	787,508
Chevron Corp.	24,800	1,793,040
ConocoPhillips	29,600	1,420,800
Royal Dutch Shell Plc - ADR	16,800	919,632
Total SA - ADR	15,200	846,032

		5,767,012

Paper & Forest Products — 2.5%
International Paper Co.	111,207	2,576,666

Pharmaceuticals — 10.5%
Abbott Laboratories	14,700	797,916
Bristol-Myers Squibb Co.	109,243	2,677,546
Eli Lilly & Co.	32,300	1,109,182
GlaxoSmithKline Plc - ADR	12,200	453,108
Merck & Co, Inc.	58,419	2,154,493
Pfizer, Inc.	162,084	2,844,574
Roche Holding AG - ADR	19,400	809,174

		10,845,993

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	72,600	1,490,478
KLA-Tencor Corp.	19,900	579,687

		2,070,165

Software — 0.4%
Microsoft Corp.	13,700	392,642

Specialty Retail — 2.1%
Home Depot, Inc.	37,800	1,179,360
Lowe’s Cos., Inc.	43,100	1,021,901

		2,201,261

Tobacco — 1.9%
Altria Group, Inc.	44,400	893,328
Philip Morris International, Inc.	23,000	1,126,540

		2,019,868

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	32,600	709,702

Total Investments (Cost – $99,805,350*) – 97.7%		101,192,328
Other Assets Less Liabilities – 2.3%		2,335,940

Net Assets – 100.0%		$103,528,268

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$102,031,081

Gross unrealized appreciation	$9,104,801
Gross unrealized depreciation	(9,943,554)

Net unrealized depreciation	$(838,753)

(a)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Income

The PNC
Financial Services
Group, Inc.	—	—	—	$150

(b)	Non-income producing security.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1 [1]	Level 2	Level 3	Total

Common Stocks	$101,192,328	—	—	$101,192,328

Total	$101,192,328	—	—	$101,192,328

[1]	See above Schedule of Investments for values in each industry.

2	FDP SERIES, INC.	FEBRUARY 28, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
FDP Series, Inc.

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 28, 2010